Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000102309 | U.S. Treasury Bonds912810RH3
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000102309 | U.S. Treasury Bonds912810UC0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000102309 | U.S. Treasury Notes91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102309 | Sonic Capital LLC83546DAG3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000102309 | Broadcom, Inc.11135FAQ4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000102309 | Bank of America Corp.06051GJW0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000102309 | Fannie Mae REMIC3136BPQ79
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102309 | The University of Oklahoma Revenue9147608D8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102309 | HI-FI Music IP Issuer LP428357AA5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000102309 | Flexential Issuer33938MAA7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000102309 | A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000102309 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000102309 | A+
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102309 | A-
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000102309 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000102309 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000102309 | AA+
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000102309 | NR
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000102309 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000102309 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000102309 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000102309 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000102309 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102309 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000102309 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000102309 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000102309 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000102309 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024293 | U.S. Treasury Bonds912810RH3
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000024293 | U.S. Treasury Bonds912810UC0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024293 | U.S. Treasury Notes91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000024293 | Sonic Capital LLC83546DAG3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024293 | Broadcom, Inc.11135FAQ4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024293 | Bank of America Corp.06051GJW0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000024293 | Fannie Mae REMIC3136BPQ79
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000024293 | The University of Oklahoma Revenue9147608D8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024293 | HI-FI Music IP Issuer LP428357AA5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000024293 | Flexential Issuer33938MAA7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000024293 | A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024293 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024293 | A+
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024293 | A-
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000024293 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000024293 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000024293 | AA+
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000024293 | NR
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000024293 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000024293 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024293 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000024293 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000024293 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000024293 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000024293 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000024293 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024293 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000024293 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024292 | U.S. Treasury Bonds912810RH3
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000024292 | U.S. Treasury Bonds912810UC0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024292 | U.S. Treasury Notes91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000024292 | Sonic Capital LLC83546DAG3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024292 | Broadcom, Inc.11135FAQ4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024292 | Bank of America Corp.06051GJW0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000024292 | Fannie Mae REMIC3136BPQ79
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000024292 | The University of Oklahoma Revenue9147608D8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024292 | HI-FI Music IP Issuer LP428357AA5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000024292 | Flexential Issuer33938MAA7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000024292 | A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024292 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024292 | A+
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024292 | A-
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000024292 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000024292 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000024292 | AA+
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000024292 | NR
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000024292 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000024292 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024292 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000024292 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000024292 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000024292 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000024292 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000024292 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024292 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000024292 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000041650 | Federal Farm Credit Banks Funding Corp.3133ETCV7
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000041650 | Federal Farm Credit Banks Funding Corp.3133ERB42
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000041650 | Federal National Mortgage Association3135G06K4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000041650 | Federal Farm Credit Banks Funding Corp.3133ETAM9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041650 | Federal Farm Credit Banks Funding Corp.3133ETUW5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041650 | Federal Home Loan Banks3130B7M68
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041650 | Federal Farm Credit Banks Funding Corp.3133ERVF5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041650 | Federal Farm Credit Banks Funding Corp.3133ETSF5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041650 | Federal Home Loan Banks3130B55E4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041650 | Federal Home Loan Banks3130B6AF3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041650 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000041650 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000041650 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000041650 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000041650 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000041650 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000041649 | Federal Farm Credit Banks Funding Corp.3133ETCV7
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000041649 | Federal Farm Credit Banks Funding Corp.3133ERB42
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000041649 | Federal National Mortgage Association3135G06K4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000041649 | Federal Farm Credit Banks Funding Corp.3133ETAM9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041649 | Federal Farm Credit Banks Funding Corp.3133ETUW5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041649 | Federal Home Loan Banks3130B7M68
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041649 | Federal Farm Credit Banks Funding Corp.3133ERVF5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041649 | Federal Farm Credit Banks Funding Corp.3133ETSF5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041649 | Federal Home Loan Banks3130B55E4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041649 | Federal Home Loan Banks3130B6AF3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041649 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000041649 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000041649 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000041649 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000041649 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000041649 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000073542 | Federal Farm Credit Banks Funding Corp.3133ETCV7
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000073542 | Federal Farm Credit Banks Funding Corp.3133ERB42
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000073542 | Federal National Mortgage Association3135G06K4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000073542 | Federal Farm Credit Banks Funding Corp.3133ETAM9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073542 | Federal Farm Credit Banks Funding Corp.3133ETUW5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073542 | Federal Home Loan Banks3130B7M68
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073542 | Federal Farm Credit Banks Funding Corp.3133ERVF5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073542 | Federal Farm Credit Banks Funding Corp.3133ETSF5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073542 | Federal Home Loan Banks3130B55E4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073542 | Federal Home Loan Banks3130B6AF3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073542 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000073542 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000073542 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000073542 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000073542 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000073542 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000041652 | Federal Farm Credit Banks Funding Corp.3133ETCV7
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000041652 | Federal Farm Credit Banks Funding Corp.3133ERB42
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000041652 | Federal National Mortgage Association3135G06K4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000041652 | Federal Farm Credit Banks Funding Corp.3133ETAM9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041652 | Federal Farm Credit Banks Funding Corp.3133ETUW5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041652 | Federal Home Loan Banks3130B7M68
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041652 | Federal Farm Credit Banks Funding Corp.3133ERVF5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041652 | Federal Farm Credit Banks Funding Corp.3133ETSF5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041652 | Federal Home Loan Banks3130B55E4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041652 | Federal Home Loan Banks3130B6AF3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041652 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000041652 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000041652 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000041652 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000041652 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000041652 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000223873 | Microsoft Corp.594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000223873 | Broadcom, Inc.11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000223873 | NVIDIA Corp.67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223873 | Apple, Inc.037833100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223873 | Morgan Stanley617446448
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223873 | Amazon.com, Inc.023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223873 | Alphabet, Inc.02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223873 | AbbVie, Inc.00287Y109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223873 | Phillips 66718546104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223873 | AstraZeneca PLC046353108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223873 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000223873 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223873 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223873 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223873 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000223873 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000223873 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000223873 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000223873 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000223873 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000223873 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000223873 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000223873 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000223873 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000223874 | Microsoft Corp.594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000223874 | Broadcom, Inc.11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000223874 | NVIDIA Corp.67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223874 | Apple, Inc.037833100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223874 | Morgan Stanley617446448
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223874 | Amazon.com, Inc.023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223874 | Alphabet, Inc.02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223874 | AbbVie, Inc.00287Y109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223874 | Phillips 66718546104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223874 | AstraZeneca PLC046353108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223874 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000223874 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223874 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223874 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223874 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000223874 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000223874 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000223874 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000223874 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000223874 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000223874 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000223874 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000223874 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000223874 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000223872 | Microsoft Corp.594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000223872 | Broadcom, Inc.11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000223872 | NVIDIA Corp.67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223872 | Apple, Inc.037833100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223872 | Morgan Stanley617446448
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223872 | Amazon.com, Inc.023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223872 | Alphabet, Inc.02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223872 | AbbVie, Inc.00287Y109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223872 | Phillips 66718546104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223872 | AstraZeneca PLC046353108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223872 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000223872 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223872 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223872 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223872 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000223872 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000223872 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000223872 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000223872 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000223872 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000223872 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000223872 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000223872 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000223872 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000102307 | Flexential Issuer33938MAA7
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000102307 | U.S. Treasury Notes912828Z94
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102307 | The Western Union Co.959802AZ2
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000102307 | U.S. Treasury Notes91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000102307 | Goodgreen Trust38217TAA3
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102307 | Truist Financial Corp.89832QAD1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102307 | The Charles Schwab Corp.808513BK0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102307 | Sonic Capital LLC83546DAN8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000102307 | Taco Bell Funding LLC87342RAC8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000102307 | CWABS Asset-Backed Certificates Trust12668WAD9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000102307 | A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102307 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000102307 | BBB
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000102307 | AA+
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000102307 | NR
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000102307 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000102307 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000102307 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000102307 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000102307 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000102307 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000102307 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000102307 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000102307 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000102307 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000102307 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000024286 | Flexential Issuer33938MAA7
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024286 | U.S. Treasury Notes912828Z94
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024286 | The Western Union Co.959802AZ2
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024286 | U.S. Treasury Notes91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000024286 | Goodgreen Trust38217TAA3
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024286 | Truist Financial Corp.89832QAD1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024286 | The Charles Schwab Corp.808513BK0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024286 | Sonic Capital LLC83546DAN8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000024286 | Taco Bell Funding LLC87342RAC8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024286 | CWABS Asset-Backed Certificates Trust12668WAD9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024286 | A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024286 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024286 | BBB
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000024286 | AA+
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000024286 | NR
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000024286 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000024286 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000024286 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000024286 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000024286 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000024286 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000024286 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000024286 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000024286 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000024286 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000024286 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000024285 | Flexential Issuer33938MAA7
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024285 | U.S. Treasury Notes912828Z94
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024285 | The Western Union Co.959802AZ2
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024285 | U.S. Treasury Notes91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000024285 | Goodgreen Trust38217TAA3
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024285 | Truist Financial Corp.89832QAD1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024285 | The Charles Schwab Corp.808513BK0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024285 | Sonic Capital LLC83546DAN8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000024285 | Taco Bell Funding LLC87342RAC8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024285 | CWABS Asset-Backed Certificates Trust12668WAD9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024285 | A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024285 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024285 | BBB
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000024285 | AA+
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000024285 | NR
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000024285 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000024285 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000024285 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000024285 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000024285 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000024285 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000024285 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000024285 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000024285 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000024285 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000024285 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000196700 | U.S. Treasury Notes91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000196700 | U.S. Treasury Notes91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000196700 | U.S. Treasury Bonds912810UB2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000196700 | Fannie Mae31418E7A2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000196700 | Freddie Mac3132DWMX8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000196700 | Fannie Mae31418ED64
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000196700 | U.S. Treasury Bonds912810UH9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196700 | Fannie Mae31418FAW7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000196700 | Fannie Mae31418ET59
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000196700 | U.S. Treasury Bonds912810FT0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000196700 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000196700 | AA+
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196700 | NR
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000196700 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000196700 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000196700 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000196700 | BB-
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000196700 | BB+
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000196700 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000196700 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000196700 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196700 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196700 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000196700 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000196700 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000196700 | United States
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000196700 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000196700 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000196700 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000196700 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000196700 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000196700 | Yankee Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000196700 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000196701 | U.S. Treasury Notes91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000196701 | U.S. Treasury Notes91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000196701 | U.S. Treasury Bonds912810UB2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000196701 | Fannie Mae31418E7A2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000196701 | Freddie Mac3132DWMX8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000196701 | Fannie Mae31418ED64
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000196701 | U.S. Treasury Bonds912810UH9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196701 | Fannie Mae31418FAW7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000196701 | Fannie Mae31418ET59
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000196701 | U.S. Treasury Bonds912810FT0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000196701 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000196701 | AA+
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196701 | NR
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000196701 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000196701 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000196701 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000196701 | BB-
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000196701 | BB+
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000196701 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000196701 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000196701 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196701 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196701 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000196701 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000196701 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000196701 | United States
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000196701 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000196701 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000196701 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000196701 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000196701 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000196701 | Yankee Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000196701 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000196702 | U.S. Treasury Notes91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000196702 | U.S. Treasury Notes91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000196702 | U.S. Treasury Bonds912810UB2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000196702 | Fannie Mae31418E7A2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000196702 | Freddie Mac3132DWMX8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000196702 | Fannie Mae31418ED64
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000196702 | U.S. Treasury Bonds912810UH9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196702 | Fannie Mae31418FAW7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000196702 | Fannie Mae31418ET59
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000196702 | U.S. Treasury Bonds912810FT0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000196702 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000196702 | AA+
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196702 | NR
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000196702 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000196702 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000196702 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000196702 | BB-
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000196702 | BB+
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000196702 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000196702 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000196702 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196702 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196702 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000196702 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000196702 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000196702 | United States
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000196702 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000196702 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000196702 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000196702 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000196702 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000196702 | Yankee Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000196702 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000041646 | U.S. Treasury Bills912797QU4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000041646 | U.S. Treasury Bills912797QV2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000041646 | U.S. Treasury Notes91282CAT8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000041646 | U.S. Treasury Notes912828P46
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000041646 | U.S. Treasury Bills912797RL3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000041646 | U.S. Treasury Bills912797NL7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000041646 | U.S. Treasury Bills912797RU3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000041646 | U.S. Treasury Notes9128282A7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000041646 | U.S. Treasury Bills912797RG4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000041646 | U.S. Treasury Bills912797MS3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000041646 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000041646 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000041646 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000041646 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000041646 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000041645 | U.S. Treasury Bills912797QU4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000041645 | U.S. Treasury Bills912797QV2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000041645 | U.S. Treasury Notes91282CAT8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000041645 | U.S. Treasury Notes912828P46
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000041645 | U.S. Treasury Bills912797RL3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000041645 | U.S. Treasury Bills912797NL7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000041645 | U.S. Treasury Bills912797RU3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000041645 | U.S. Treasury Notes9128282A7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000041645 | U.S. Treasury Bills912797RG4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000041645 | U.S. Treasury Bills912797MS3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000041645 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000041645 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000041645 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000041645 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000041645 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000041648 | U.S. Treasury Bills912797QU4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000041648 | U.S. Treasury Bills912797QV2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000041648 | U.S. Treasury Notes91282CAT8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000041648 | U.S. Treasury Notes912828P46
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000041648 | U.S. Treasury Bills912797RL3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000041648 | U.S. Treasury Bills912797NL7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000041648 | U.S. Treasury Bills912797RU3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000041648 | U.S. Treasury Notes9128282A7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000041648 | U.S. Treasury Bills912797RG4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000041648 | U.S. Treasury Bills912797MS3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000041648 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000041648 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000041648 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000041648 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000041648 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000196703 | Metropolitan Washington Airports Authority Aviation Revenue592646M91
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000196703 | County of Belmont OH, GO080257RW0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196703 | City of Richmond Heights OH, GO764717HR8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196703 | Saxe Gotha-Lexington Public Facilities Corp. Revenue805547AU0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196703 | City of Fairview Park OH, GO305837KM7
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196703 | Oklahoma County Finance Authority Revenue67868UFW8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196703 | City of Colorado Springs CO Utilities System Revenue196632LH4
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000196703 | County of Lake OH, GO5094266F4
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000196703 | City of Huber Heights OH, GO443524XD0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000196703 | City of Austin TX Revenue052422DQ2
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000196703 | A+
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196703 | AA+
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000196703 | NR
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000196703 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000196703 | A-1
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000196703 | AA
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000196703 | SP-1
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000196703 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000196703 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000196704 | Metropolitan Washington Airports Authority Aviation Revenue592646M91
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000196704 | County of Belmont OH, GO080257RW0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196704 | City of Richmond Heights OH, GO764717HR8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196704 | Saxe Gotha-Lexington Public Facilities Corp. Revenue805547AU0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196704 | City of Fairview Park OH, GO305837KM7
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196704 | Oklahoma County Finance Authority Revenue67868UFW8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196704 | City of Colorado Springs CO Utilities System Revenue196632LH4
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000196704 | County of Lake OH, GO5094266F4
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000196704 | City of Huber Heights OH, GO443524XD0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000196704 | City of Austin TX Revenue052422DQ2
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000196704 | A+
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196704 | AA+
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000196704 | NR
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000196704 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000196704 | A-1
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000196704 | AA
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000196704 | SP-1
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000196704 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000196704 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000196705 | Metropolitan Washington Airports Authority Aviation Revenue592646M91
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000196705 | County of Belmont OH, GO080257RW0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196705 | City of Richmond Heights OH, GO764717HR8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196705 | Saxe Gotha-Lexington Public Facilities Corp. Revenue805547AU0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196705 | City of Fairview Park OH, GO305837KM7
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196705 | Oklahoma County Finance Authority Revenue67868UFW8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196705 | City of Colorado Springs CO Utilities System Revenue196632LH4
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000196705 | County of Lake OH, GO5094266F4
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000196705 | City of Huber Heights OH, GO443524XD0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000196705 | City of Austin TX Revenue052422DQ2
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000196705 | A+
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196705 | AA+
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000196705 | NR
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000196705 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000196705 | A-1
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000196705 | AA
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000196705 | SP-1
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000196705 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000196705 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000136573 | Phillips 66718546104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000136573 | GE Vernova, Inc.36828A101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000136573 | Shell PLC780259305
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000136573 | Cameco Corp.13321L108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136573 | Marathon Petroleum Corp.56585A102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000136573 | Weatherford International PLCG48833118
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136573 | Chevron Corp.166764100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000136573 | The Williams Cos., Inc.969457100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000136573 | Baker Hughes Co.05722G100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000136573 | TechnipFMC PLCG87110105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000136573 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000136573 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136573 | Energy
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000136573 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000136573 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000136573 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136573 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000136573 | United States
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000136573 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136573 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000136573 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136573 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136573 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000136573 | Yankee Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136574 | Phillips 66718546104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000136574 | GE Vernova, Inc.36828A101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000136574 | Shell PLC780259305
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000136574 | Cameco Corp.13321L108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136574 | Marathon Petroleum Corp.56585A102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000136574 | Weatherford International PLCG48833118
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136574 | Chevron Corp.166764100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000136574 | The Williams Cos., Inc.969457100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000136574 | Baker Hughes Co.05722G100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000136574 | TechnipFMC PLCG87110105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000136574 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000136574 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136574 | Energy
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000136574 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000136574 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000136574 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136574 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000136574 | United States
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000136574 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136574 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000136574 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136574 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136574 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000136574 | Yankee Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136571 | Phillips 66718546104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000136571 | GE Vernova, Inc.36828A101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000136571 | Shell PLC780259305
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000136571 | Cameco Corp.13321L108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136571 | Marathon Petroleum Corp.56585A102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000136571 | Weatherford International PLCG48833118
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136571 | Chevron Corp.166764100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000136571 | The Williams Cos., Inc.969457100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000136571 | Baker Hughes Co.05722G100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000136571 | TechnipFMC PLCG87110105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000136571 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000136571 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136571 | Energy
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000136571 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000136571 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000136571 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136571 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000136571 | United States
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000136571 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136571 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000136571 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136571 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136571 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000136571 | Yankee Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136572 | Phillips 66718546104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000136572 | GE Vernova, Inc.36828A101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000136572 | Shell PLC780259305
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000136572 | Cameco Corp.13321L108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136572 | Marathon Petroleum Corp.56585A102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000136572 | Weatherford International PLCG48833118
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136572 | Chevron Corp.166764100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000136572 | The Williams Cos., Inc.969457100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000136572 | Baker Hughes Co.05722G100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000136572 | TechnipFMC PLCG87110105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000136572 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000136572 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136572 | Energy
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000136572 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000136572 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000136572 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136572 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000136572 | United States
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000136572 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136572 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000136572 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136572 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136572 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000136572 | Yankee Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%